Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of subsidiaries
The following companies are considered entities controlled by the Bank and are therefore within the scope of consolidation:

Name of the Subsidiary			Percent ownership share
			As of December 31,
		Place of Incorporation and operation	2020			2019			2018
			Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
	Main Activity		%	%	%	%	%	%	%	%	%
Santander Corredora de Seguros Limitada	Insurance brokerage	Santiago, Chile	99.75	0.01	99.76	99.75	0.01	99.76	99.75	0.01	99.76

Santander Corredores de Bolsa Limitada	Financial instruments brokerage	Santiago, Chile	50.59	0.41	51.00	50.59	0.41	51.00	50.59	0.41	51.00

Santander Asesorias Financieras Limitada (1)	Securities brokerage	Santiago, Chile	99.03	-	99.03	99.03	-	99.03	99.03	-	99.03

Santander S.A. Sociedad Securitizadora	Purchase of credits and issuance of debt instruments	Santiago, Chile	99.64	-	99.64	99.64	-	99.64	99.64	-	99.64

Klare Corredora de Seguros S.A. (2)	Insurance brokerage	Santiago, Chile	50.10	-	50.10	50.10	-	50.10	-	-	-

Santander Consumer Chile S.A. (3)	Financing	Santiago, Chile	51.00	-	51.00	51.00	-	51.00	-	-	-

Sociedad operadora de Tarjetas de Pago Santander Getnet Chile S.A. (4)	Card operator	Santiago, Chile	99.99	0.01	100.00	-	-	-	-	-	-
(1)	On December 18, 2019, Santander Agente de Valores Limitada changed its business name and the company’s object, to Santander Asesorías Financieras Limitada, and offering financial advice.
(2)	On October 19, 2019 Klare Corredora de Seguros S.A. was created as a digital insurance brokerage and supporting banking business company and thus is subject to banking regulations. The Banks owns the 50,10% of the company’s capital share.
(3)	On November 15, 2019, Financial Market Commission (FMC) authorized Banco Santander to acquire the 51% of the Santander Consumer Chile S.A. capital share from SK Berge (49%) and Banco Santander S.A. (2%). The sale was completed on November 27, 2019.
(4)	On July 6, 2020, Banco Santander registered as a new subsidiary and business support company named “Sociedad Operadora de Tarjeta de Pago Santander Getnet Chile S.A”.

Schedule of associates
The following companies are considered “Associates” in which the Bank accounts for its participation using the equity method:

			Percentage of ownership share
			As of December 31,
		Place of	2020	2019	2018
Associates	Main activity	Incorporation and	%	%	%
		operation
Redbanc S.A. (*)	ATM services	Santiago, Chile	-	-	33.43
Transbank S.A. (*)	Debit and credit card services	Santiago, Chile	-	-	25.00
Centro de Compensación Automatizado	Electronic fund transfer and compensation services	Santiago, Chile	33.33	33.33	33.33
Sociedad Interbancaria de Depósito de Valores S.A.	Delivery of securities on public offer	Santiago, Chile	29.29	29.29	29.29
Cámara Compensación de Alto Valor S.A.	Payments clearing	Santiago, Chile	15.00	15.00	15.00
Administrador Financiero del Transantiago S.A.	Administration of boarding passes to public transportation	Santiago, Chile	20.00	20.00	20.00
Sociedad Nexus S.A. (*)	Credit card processor	Santiago, Chile	-	-	12.90
Servicios de Infraestructura de Mercado OTC S.A.	Administration of the infrastructure for the financial market of derivative instruments	Santiago, Chile	12.48	12.48	12.48
(*)	The Bank is in process to sell its share participation on Redbanc S.A. and Transbank S.A. therefore it has been classified in accordance to IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations” as investment available for sale. Otherwise its share participation in Nexus S.A., has been sold. See Note N°38.

Schedule of useful lives for the tangible assets
ITEM	Useful life (Months)
Land	-
Paintings and works of art	-
Carpets and curtains	36
Computers and hardware	36
Vehicles	36
IT systems and software	36
ATMs	60
Other machines and equipment	60
Office furniture	60
Telephone and communication systems	60
Security systems	60
Rights over telephone lines	60
Air conditioning systems	84
Other installations	120
Buildings	1,200

Schedule of loan and accounts receivable charge-offs
Loan and accounts receivable write-offs are recorded for overdue and current installments based on the time periods expired since reaching overdue status, as described below:

Type of loan	Term
Consumer loans with or without collateral	6 months
Other transactions without collateral	24 months
Commercial loans with collateral	36 months
Mortgage loans	48 months
Consumer leasing	6 months
Other non-mortgage leasing transactions	12 months
Mortgage leasing (household and business)	36 months
Type of loan	Term

Consumer loans with or without collateral	6 months
Other transactions without collateral	24 months
Commercial loans with collateral	36 months
Mortgage loans	48 months
Consumer leasing	6 months
Other non-mortgage leasing transactions	12 months
Mortgage leasing (household and business)	36 months